Supplier Accounts Receivable and Other Current Liabilities	12 Months Ended
Dec. 31, 2018
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Supplier Accounts Receivable and Other Current Liabilities

Note 13: Supplier Accounts Receivable and Other Current Liabilities

13.1 Supplier Accounts Payable and Related Payables

No discounting was performed on the supplier accounts payable and related payables to the extent that the amounts did not present payment terms longer than one year at the end of each fiscal year presented.

13.2 Other Current Liabilities

	2016	2017	2018
	(Amounts in thousands of Euros)
Social security	10,794	12,094	6,343
Tax liabilities	504	428	448
Other debts	146	440	1,354
Deferred revenues	3,248	2,789	4,360

Total	14,692	15,751	12,506

The other liabilities include the short-term debts to employees, as well as social welfare and tax agencies. Deferred revenues include subsidies, conditional advances and current part of deferred revenues from the collaboration agreement with Nestlé Health Science.